Accrued liabilities	12 Months Ended
Dec. 31, 2023
Accrued liabilities [Abstract]
Accrued liabilities [Text Block]

21Accrued liabilities

Accounting policies

Accrued liabilities are initially measured at fair value and subsequently at amortized cost and are derecognized when the obligation under the liability is discharged, cancelled or has expired.

Accrued liabilities are summarized as follows:

Philips Group

Accrued liabilities

in millions of EUR

	2022	2023
Personnel-related costs:
- Salaries and wages	490	791
- Accrued holiday entitlements	97	96
- Other personnel-related costs	101	93
Fixed-asset-related costs:
- Gas, water, electricity, rent and other	46	43
Communication and IT costs	64	61
Distribution costs	110	99
Sales-related costs:
- Commission payable	8	12
- Advertising and marketing-related costs	127	133
- Other sales-related costs	20	20
Material-related costs	132	138
Interest-related accruals	71	76
Other accrued liabilities	361	324
Accrued liabilities	1,626	1,887